INCOME TAXES (Schedule of Income Before Taxes) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Cayman Islands	(46,901,027)	(8,121,177)	8,452,012
PRC	(211,202,124)	(104,847,452)	(22,954,541)
Loss before income tax benefit/(expense)	(258,103,151)	(112,968,629)	(14,502,529)